CONSOLIDATED UNAUDITED INTERIM STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012		Sep. 30, 2013	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,184)	$ (3,619)	[1]	$ (2,318)	$ (10,835)	[1]
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	62	358		266	1,558
Increase (decrease) in accrued severance pay, net	(3)	18		(14)	(16)
Stock - based compensation	215	443	[1]	467	1,408	[1]
Change in fair value of derivatives and discount amortization	29	2,845	[1]	(7)	4,824	[1]
Gain (loss) on sales of subsidiaries and Appbuilder		(101)		(414)	361
Loss on sale of property and equipment					12
Changes in operating assets and liabilities:
Decrease in trade receivables	528	45		761	755
Decrease (increase) in other current assets	43	194		(19)	(691)
Increase (decrease in trade payables	25	(411)		(288)	(1,106)
Increase (decrease) in other current liabilities and deferred revenues	112	(86)		53	(279)
Net cash used in operating activities	(173)	(314)		(1,513)	(4,009)
CASH FLOWS FROM INVESTING ACTIVITIES:
Restricted cash					4,031
Purchase of property and equipment				(9)	(60)
Proceeds from sale of property and equipment		9			50
Proceeds from sales of subsidiaries and Appbuilder		101		800	2,950
Net cash provided (used) by investing activities		110		791	6,971
CASH FLOWS FROM FINANCING ACTIVITIES:
Short term bank credit and convertible notes, net	(67)	(117)		(216)	(1,601)
Exercise of warrants	40	120		40	120
Repayment of long term loan		(66)			(3,553)
Net cash used in financing activities	(27)	(63)		(176)	(5,034)
NET CASH DECREASE IN CASH AND CASH EQUIVALENTS	(200)	(267)		(898)	(2,072)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	1,862	2,192		2,560	3,997
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 1,662	$ 1,925		$ 1,662	$ 1,925

[1]	* Presented after reclassification of Liacom Systems Ltd. and BridgeQuest Inc. as discontinued operation.